Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 108,691	$ 93,897
Securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	108,629	93,985
Gross unrealized gains	510	417
Gross unrealized (losses)	(665)	(735)
Fair value	108,474	93,667
Securities [member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	104,370	89,543
Gross unrealized gains	287	212
Gross unrealized (losses)	(429)	(503)
Fair value	104,228	89,252
Securities [member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	91,105	78,727
Gross unrealized gains	186	134
Gross unrealized (losses)	(362)	(439)
Fair value	90,929	78,422
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	16,603	18,281
Gross unrealized gains	15	17
Gross unrealized (losses)	(161)	(159)
Fair value	16,457	18,139
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	21,893	21,263
Gross unrealized gains	80	77
Gross unrealized (losses)	(62)	(70)
Fair value	21,911	21,270
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	45,288	35,371
Gross unrealized gains	58	22
Gross unrealized (losses)	(129)	(196)
Fair value	45,217	35,197
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	5,249	1,687
Gross unrealized gains	8	1
Gross unrealized (losses)	(6)	(9)
Fair value	5,251	1,679
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,072	2,125
Gross unrealized gains	25	17
Gross unrealized (losses)	(4)	(5)
Fair value	2,093	2,137
Securities [member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	13,265	10,816
Gross unrealized gains	101	78
Gross unrealized (losses)	(67)	(64)
Fair value	13,299	10,830
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,037	1,397
Gross unrealized gains	3	1
Gross unrealized (losses)	(8)	(14)
Fair value	3,032	1,384
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	10,228	9,419
Gross unrealized gains	98	77
Gross unrealized (losses)	(59)	(50)
Fair value	10,267	9,446
Securities [member] | Equity securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	4,259	4,442
Gross unrealized gains	223	205
Gross unrealized (losses)	(236)	(232)
Fair value	4,246	4,415
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,633	3,810
Gross unrealized gains	174	176
Gross unrealized (losses)	(82)	(72)
Fair value	3,725	3,914
Securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	626	632
Gross unrealized gains	49	29
Gross unrealized (losses)	(154)	(160)
Fair value	$ 521	$ 501